Accrued Liabilities (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities [Line Items]
Accrued vacation	$ 41,114	$ 18,913	$ 66,314
Accrued sick time	73,495	98,919	95,533
Accrued incentive bonus and other	163,379	1,258,921	67,862
Accrued liabilities	$ 277,988	$ 1,376,753	$ 229,709